WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.9%
COMMUNICATION SERVICES - 16.0%
Diversified Telecommunication Services - 3.4%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,190,000	$3,509,000	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,390,000	3,522,955	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	1,700,000	1,848,750	(a)
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	1,640,000	1,757,178	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,590,351	(a)

Total Diversified Telecommunication Services				12,228,234

Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	958,087	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	831,661
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,244,559

Total Entertainment				4,034,307

Media - 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,290,575	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,408,762	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	100,000	104,618	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	2,110,000	2,186,487	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	1,070,000	1,119,921	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	6,174,446
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	8,873,165
DISH DBS Corp., Senior Notes	5.125%	6/1/29	550,000	547,938	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,060,000	1,156,725	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	570,618	(a)

Total Media				25,433,255

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 4.4%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	$2,191,800	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	884,000	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,594,832
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	199,298
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,483,726
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,584,072
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	654,126
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	827,016	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	537,561	(a)

Total Wireless Telecommunication Services				15,956,431

TOTAL COMMUNICATION SERVICES				57,652,227

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 2.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,888,675	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	570,000	622,139	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	428,000	442,787
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,980,000	2,081,475
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000	1,373,125	(a)

Total Auto Components				8,408,201

Automobiles - 1.8%
Ford Motor Co., Senior Notes	8.500%	4/21/23	650,000	719,469
Ford Motor Co., Senior Notes	9.000%	4/22/25	2,320,000	2,837,244
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	206,000
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	500,000	511,725
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000	750,262	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000	1,458,858	(a)

Total Automobiles				6,483,558

Diversified Consumer Services - 1.4%
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000	846,026	(a)

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000		$871,500	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,263,738
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,840,000		1,884,188	(a)

Total Diversified Consumer Services					4,865,452

Hotels, Restaurants & Leisure - 8.6%
Bally’s Corp., Senior Notes	6.750%	6/1/27	1,000,000		1,082,500	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,659,825	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	470,000		500,315	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,130,000		1,092,015	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,540,000		1,657,425	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	500,000		501,775	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		663,741	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	2,480,000		2,929,525	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,240,000		1,434,017	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,090,000		1,106,350	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,240,000		1,250,732	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,920,000	GBP	2,553,050	(b)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,000,000		1,079,200	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		826,040	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	3,230,000		3,129,919	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,120,000		2,146,076	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,550,000		1,796,125	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	750,000		742,560	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	250,000	$252,191	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,340,000	2,373,251	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	390,000	388,142	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,460,000	1,553,133	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	330,000	355,951	(a)

Total Hotels, Restaurants & Leisure				31,073,858

Specialty Retail - 1.4%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,290,000	1,330,893	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000	519,400	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,180,000	1,231,625	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000	550,000	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000	1,385,225

Total Specialty Retail				5,017,143

TOTAL CONSUMER DISCRETIONARY				55,848,212

CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,080,000	1,070,404	(a)

Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000	514,318
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000	2,527,050	(a)

Total Food Products				3,041,368

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	915,000	937,875

TOTAL CONSUMER STAPLES				5,049,647

ENERGY - 15.8%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	850,000	857,183	(a)

Oil, Gas & Consumable Fuels - 15.6%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000	846,465

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000	$894,348	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000	811,882	(a)
Comstock Resources Inc., Senior Notes	5.875%	1/15/30	440,000	441,758	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000	192,375
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000	146,108
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000	620,290
Ecopetrol SA, Senior Notes	6.875%	4/29/30	350,000	422,282
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,610,400
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	310,000	318,612	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,150,000	2,077,437	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,590,000	1,609,954	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	800,000	824,800	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	370,000	400,063	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	330,000	368,381	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,590,000	1,718,854
EQT Corp., Senior Notes	5.000%	1/15/29	870,000	990,634
EQT Corp., Senior Notes	7.500%	2/1/30	150,000	195,094
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000	1,172,985
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	811,203	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	1,140,472	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	$790,442	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	1,400,000	1,463,000	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	420,000	473,632
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	708,113
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	596,944
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	491,150
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	644,757
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	390,000	376,838	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,225,965
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000	2,690,321
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,950,000	2,229,698
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	5,360,355
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000	616,536
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	435,225
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,420,000	3,744,284
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	488,992	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	639,195	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	651,269	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	607,023

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	120,000		$135,054
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,970,000		1,868,446	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	532,953	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	180,000		202,015
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000		608,194
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	3,840,000		4,532,275
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		580,673
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000		461,510
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		2,167,278
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000		3,104,600	(a)

Total Oil, Gas & Consumable Fuels					56,041,134

TOTAL ENERGY					56,898,317

FINANCIALS - 11.9%
Banks - 8.4%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	800,000		904,000	(c)(d)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	476,000		513,619
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000		1,023,187	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,760,000		2,881,040	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000		946,440	(a)(c)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	$814,000	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,245,539	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,621,769	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	300,000	330,750	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	950,408	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	315,375	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	797,318	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,812,652	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,410,000	2,711,949	(a)
Natwest Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	2.467%	9/30/27	7,000,000	6,938,890	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,114,722	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,452,797	(a)(d)

Total Banks				30,374,455

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	700,000	$785,855	(a)(c)(d)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	915,601
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,840,000	3,115,437	(a)(c)(d)

Total Capital Markets				4,816,893

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000	643,661
Navient Corp., Senior Notes	6.750%	6/15/26	700,000	791,000

Total Consumer Finance				1,434,661

Diversified Financial Services - 1.6%
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000	690,919	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,096,619	4,065,894	(a)(e)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	690,000	672,750	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000	325,918

Total Diversified Financial Services				5,755,481

Thrifts & Mortgage Finance - 0.1%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000	453,000	(a)

TOTAL FINANCIALS				42,834,490

HEALTH CARE - 7.0%
Health Care Providers & Services - 2.3%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000	2,057,664	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000	1,527,555
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	480,000	505,800	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,350,000	1,488,929

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		$579,825	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		1,043,750	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	560,000		599,922	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	460,000		483,488	(a)

Total Health Care Providers & Services					8,286,933

Pharmaceuticals - 4.7%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		226,107	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,038,000		3,110,152	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000		1,491,000	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	810,000	GBP	1,135,901	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000		1,122,425	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,060,000		1,050,762	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,840,000		1,856,100
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	110,000		110,290
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	4,480,000		4,424,224
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,824,460
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000		506,884

Total Pharmaceuticals					16,858,305

TOTAL HEALTH CARE					25,145,238

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.4%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,340,000		1,435,475	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 5.5%
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	990,000	$1,044,698	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	910,000	983,910	(a)
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	1,400,000	1,414,833
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	3,230,000	3,348,277
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	468,963
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	435,844
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,768,588	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,350,000	1,468,260	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	1,979,527	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	3,480,000	3,553,950
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,316,037

Total Airlines				19,782,887

Building Products - 0.2%
CP Atlas Buyer Inc., Senior Notes	7.000%	12/1/28	820,000	837,425	(a)

Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	595,000	595,717	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	950,000	1,004,069
CoreCivic Inc., Senior Notes	4.750%	10/15/27	570,000	527,011

Total Commercial Services & Supplies				2,126,797

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,201,750	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	686,563	(a)

Total Construction & Engineering				1,888,313

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.4%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.449%	12/15/21	1,400,000	$1,361,195	(c)(d)

Machinery - 0.5%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	1,000,000	993,450
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	940,000	983,672	(a)

Total Machinery				1,977,122

Trading Companies & Distributors - 0.9%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	750,000	771,563	(a)
BCPE Empire Holdings Inc., Senior Notes	7.625%	5/1/27	510,000	511,275	(a)
Foundation Building Materials Inc., Senior Notes	6.000%	3/1/29	530,000	523,179	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	655,000	691,719
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	647,811

Total Trading Companies & Distributors				3,145,547

TOTAL INDUSTRIALS				32,554,761

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 1.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000	4,506,771	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	61,095	(a)

Total Communications Equipment				4,567,866

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	841,225	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,078,300	(a)

Software - 0.1%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,440,192	0	*(e)(f)(g)(h)(i)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	270,000	254,775	(a)

Total Software				254,775

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	500,000	$511,250	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	767,162
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,594,282
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	235,259
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	691,438	(a)

Total Technology Hardware, Storage & Peripherals				4,799,391

TOTAL INFORMATION TECHNOLOGY				11,541,557

MATERIALS - 5.5%
Chemicals - 0.1%
Anagram International Inc./ Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	500,381	488,019	(a)(e)

Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	456,883	(a)

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,495,000	3,685,233	(a)(e)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	465,862
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	838,500	(a)

Total Containers & Packaging				4,989,595

Metals & Mining - 3.9%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,906,457
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,270,000	3,337,444	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	313,868	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	311,550
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	393,300

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	410,000	$444,337
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	351,484
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,433,561
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	336,135
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	3,116,536
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,074,071

Total Metals & Mining				14,018,743

TOTAL MATERIALS				19,953,240

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	690,000	759,862
GEO Group Inc., Senior Notes	5.875%	10/15/24	900,000	815,625
GEO Group Inc., Senior Notes	6.000%	4/15/26	750,000	634,688

Total Equity Real Estate Investment Trusts (REITs)				2,210,175

Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	400,000	374,018	(b)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	400,000	385,019	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	500,000	476,248	(b)

Total Real Estate Management & Development				1,235,285

TOTAL REAL ESTATE				3,445,460

UTILITIES - 1.6%
Electric Utilities - 1.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,762,904
Pampa Energia SA, Senior Notes	7.375%	7/21/23	1,200,000	1,183,512	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	910,000	839,475	(a)

Total Electric Utilities				3,785,891

Gas Utilities - 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000	2,021,057

TOTAL UTILITIES				5,806,948

TOTAL CORPORATE BONDS & NOTES (Cost - $273,929,739)				316,730,097

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.4%
Argentina - 0.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	164,491		$67,757
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	2,195,300		862,116
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000		272,129	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	3,175,000		2,174,907	(a)

Total Argentina					3,376,909

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	599,000		341,436	(a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	173,000		154,404	(a)

Total Ecuador					495,840

Ghana - 0.3%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		1,004,170	(a)

Indonesia - 0.6%
Indonesia Treasury Bond	7.000%	5/15/22	31,811,000,000	IDR	2,291,797

Mexico - 1.5%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	907,613
Mexican Bonos, Senior Notes	7.750%	11/23/34	83,620,000	MXN	4,365,360

Total Mexico					5,272,973

Russia - 1.9%
Russian Federal Bond - OFZ	7.000%	1/25/23	58,120,000	RUB	797,274
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	2,622,530
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	1,307,073
Russian Federal Bond - OFZ	6.900%	5/23/29	161,930,000	RUB	2,220,271

Total Russia					6,947,148

TOTAL SOVEREIGN BONDS (Cost - $19,547,279)					19,388,837

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 3.2%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
Clear Channel Outdoor Holdings Inc., Term Loan B	3.607-3.629%	8/21/26	1,994,924	$1,951,285	(d)(j)(k)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	2,880,000	2,882,937	(d)(j)(k)

TOTAL COMMUNICATION SERVICES				4,834,222

CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., Term Loan	—	4/5/22	1,030,000	997,380	(l)

INDUSTRIALS - 1.1%
Airlines - 1.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	960,000	1,019,098	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,140,000	1,211,392	(d)(j)(k)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	1,675,800	1,681,892	(d)(j)(k)

TOTAL INDUSTRIALS				3,912,382

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Harland Clarke Holdings Corp., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	11/3/23	1,174,180	1,112,324	(d)(j)(k)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	809,775	794,713	(e)(g)(h)(j)(k)

TOTAL SENIOR LOANS (Cost - $11,464,714)				11,651,021

See Notes to Schedule of Investments.

16	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,340,000	$3,492,317

INDUSTRIALS - 0.3%
Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,290,000	1,197,249

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,081,132)				4,689,566

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Targa Resources Corp., Non Voting Shares (Cost - $913,500)	9.500%		870	938,364

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%††
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%)	5.910%		1,236	32,531	(d)

Capital Markets - 0.1%
B Riley Financial Inc.	6.875%		18,500	473,785

TOTAL PREFERRED STOCKS (Cost - $484,192)				506,316

COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			46,103	1,547	*(g)(h)

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares			44,600	429,052	*

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			906	0	*(g)(h)(i)

TOTAL COMMON STOCKS (Cost - $2,001,130)				430,599

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,234)		5/28/28	14,866	10,555	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $312,435,920)				354,345,355

RATE			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,560,106)	0.010%		1,560,106	$1,560,106	(m)

TOTAL INVESTMENTS - 98.7% (Cost - $313,996,026)				355,905,461
Other Assets in Excess of Liabilities - 1.3%				4,610,541

TOTAL NET ASSETS - 100.0%				$360,516,002

See Notes to Schedule of Investments.

18	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of August 31, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of August 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $1,560,106 and the cost was $1,560,106 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	168	12/21	$22,449,041	$22,420,126	$28,915

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	82,963	USD	98,544	BNP Paribas SA	10/19/21	$(490)
MXN	1,187,601	USD	58,597	Goldman Sachs Group Inc.	10/19/21	138
USD	327,616	CAD	406,680	Goldman Sachs Group Inc.	10/19/21	5,301
USD	2,888,482	GBP	2,086,754	Goldman Sachs Group Inc.	10/19/21	19,195

Total						$24,144

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset High Yield Defined Opportunity Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

21

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$11,541,557	$0	*	$11,541,557
Other Corporate Bonds & Notes	—	305,188,540	—		305,188,540
Sovereign Bonds	—	19,388,837	—		19,388,837
Senior Loans:
Materials	—	—	794,713		794,713
Other Senior Loans	—	10,856,308	—		10,856,308
Convertible Bonds & Notes	—	4,689,566	—		4,689,566
Convertible Preferred Stocks	—	938,364	—		938,364
Preferred Stocks	$506,316	—	—		506,316
Common Stocks:
Energy	—	—	1,547		1,547
Financials	429,052	—	—		429,052
Materials	—	—	0	*	0	*
Warrants	10,555	—	—		10,555

Total Long-Term Investments	945,923	352,603,172	796,260		354,345,355

Short-Term Investments†	1,560,106	—	—		1,560,106

Total Investments	$2,506,029	$352,603,172	$796,260		$355,905,461

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$28,915	—	—	$28,915
Forward Foreign Currency Contracts††	—	$24,634	—	24,634

Total Other Financial Instruments	$28,915	$24,634	—	$53,549

Total	$2,534,944	$352,627,806	$796,260	$355,959,010

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$490	—	$490

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

	Affiliate Value at May 31, 2021	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,285,530	$22,121,760	22,121,760	$21,847,184	21,847,184	—	$116	—	$1,560,106

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